Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents.
Summary of cash and cash equivalents

	Gross amounts	Gross amounts
	2025	2024
	$m	$m
Cash at bank and in hand	1,390	997
Money market funds	144	30
Short-term bank deposits	785	131
Cash and cash equivalents in the Consolidated Balance Sheet	2,319	1,158
Bank overdraft	(730)	(691)
Cash and cash equivalents in the Consolidated Cash Flow Statement	1,589	467